Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
VAT payable	$ 32,471	$ 381,502
Income tax payable	106,764	787,848
Other tax payable	30,633	73,777
Total	$ 169,868	$ 1,243,127